Employee Share Schemes - Additional Information (Detail) £ / shares in Units, shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) shares £ / shares	Dec. 31, 2022 shares £ / shares $ / shares	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2020 $ / shares
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 314		£ 345		£ 330
Savings-Related Share Option Schemes [member]
Disclosure of employee share schemes [line items]
Share options granted at percentage below market price	20.00%
Number of options granted	1,200
Weighted average fair value of options granted | £ / shares	£ 4.34	£ 4.34
Number share options were not exercisable	5,300	5,300
Share Value Plan [member]
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 243		£ 258		£ 266
Expected future dividend yield percentage share granted	3.20%		3.80%		5.00%
Number of awards granted	10,987		11,220		11,115
Weighted average fair value of awards | £ / shares	£ 13		£ 13.28		£ 13.58
Share Value Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [line items]
Number of awards granted	6,133		6,358		6,633
Weighted average fair value of awards | $ / shares		£ 30.64		$ 36.68		$ 34.43
Performance Share Plan [member]
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 55		£ 51		£ 56
Number of awards granted	4,000
Number of outstanding awards	12,600	12,600
Weighted average fair value of options granted | £ / shares	£ 13.36	£ 13.36
Performance Share Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [line items]
Number of awards granted	1,000
Weighted average fair value of awards | $ / shares		£ 35.88
Number of outstanding awards	2,800	2,800
Free Cash Flow [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan	30.00%		30.00%		30.00%
TSR [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan	30.00%		30.00%		30.00%
R&D New Product Performance [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan	20.00%		20.00%		20.00%
Pipeline Progress [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan	20.00%		20.00%		20.00%
Adjusted Free Cash Flow TSR and RD New Product Performance [Member] | 2016 to 2019 Performance conditions [Member]
Disclosure of employee share schemes [line items]
Equally weighted measures over performance period	3 years